Long-term debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

Long-term debt	Dec. 31, 2022			Dec. 31, 2021
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.35 - 5.83%	2023 - 2033	$28,108	0.35 - 3.95%	$23,053
Floating rate	4.50 - 4.92%	2024 - 2038	1,229	0.01 - 1.26%	1,579
Subordinated debt (a)	3.00 - 3.30%	2028 - 2029	1,121	3.00 - 3.30%	1,299
Total			$30,458		$25,931
(a)Fixed rate.
Total long-term debt maturing during the next five years is as follows: 2023 – $5.3 billion; 2024 – $4.9 billion; 2025 – $5.2 billion; 2026 – $4.0 billion; and 2027 – $1.6 billion.